Document and Entity Information	Jul. 13, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	Main Street Capital Corporation
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33723
Entity Tax Identification Number	41-2230745
Entity Address, Address Line One	1300 Post Oak Boulevard
Entity Address, Adress Line Two	8th Floor
Entity Address, City or Town	Houston
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	350-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MAIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001396440
Amendment Flag	false